Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable and the allowance for credit loss consisted of the following:

	As of December 31,
	2025	2024
Accounts receivable	$4,713,405	$5,063,205
Less: allowance for credit loss	(528,360)	(155,642)
	$4,185,045	$4,907,563

Allowance for credit loss movement consisted of the following:

	As of December 31,
	2025	2024
At the beginning of the year	$(155,642)	$(97,133)
Allowance of the year	(372,718)	(58,509)
At the end of the year	$(528,360)	$(155,642)

As of December 31, 2025 and 2024, all accounts receivable were due from third party customers. The Group recognized allowance for credit loss of $372,718 and $58,509 for the years ended December 31, 2025 and 2024, respectively.